Income tax (Tables)	6 Months Ended
Feb. 28, 2026
Income Tax
Income tax

	Three months ended February 28,		Six months ended February 28,
	2026	2025	2026	2025
Current income tax expense (recovery)	$5,802	$(275)	$8,926	$127
Deferred tax expense	540	417	2,444	1,708
Net income tax expense	$6,342	$142	$11,370	$1,835